Assets Pledged as Collateral or for Security (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Assets Pledged as Collateral or for Security

In addition to Note 9, the following assets were provided as collateral for bank borrowings and the tariff guarantees of imported raw materials:

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Inventories related to real estate business	$16,813,023	$4,822,043	$162,687
Investment properties	-	7,151,382	241,275
Land use rights (recorded as long-term prepayment for lease)	-	6,813,751	229,884
Other financial assets (including current and non-current)	220,228	66,726	2,251

	$17,033,251	$18,853,902	$636,097